REVENUE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Revenues	$ 1,772,000	$ 4,455,000	$ 16,398,000	$ 24,207,000
Open World Ltd. [Member]
Product Information [Line Items]
Revenues	$ 3,660,514	$ 8,729,612	$ 35,748,499	$ 39,626,473
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One customer [Member]
Product Information [Line Items]
Concentration percentage	10.00%	15.00%	13.00%	16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One customer [Member] | Open World Ltd. [Member]
Product Information [Line Items]
Revenues	$ 1,110,000	$ 1,980,000	$ 12,300,000	$ 12,100,000
Concentration percentage	30.00%	23.00%	34.00%	32.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Second Customer [Member] | Open World Ltd. [Member]
Product Information [Line Items]
Revenues	$ 730,000	$ 1,610,000	$ 4,200,000	$ 7,500,000
Concentration percentage	20.00%	18.00%	12.00%	20.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Third Customer [Member] | Open World Ltd. [Member]
Product Information [Line Items]
Revenues	$ 710,000	$ 1,330,000	$ 4,100,000	$ 7,300,000
Concentration percentage	20.00%	15.00%	12.00%	19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Fourth Customer [Member] | Open World Ltd. [Member]
Product Information [Line Items]
Revenues	$ 530,000	$ 1,160,000	$ 3,400,000	$ 4,200,000
Concentration percentage	14.00%	13.00%	10.00%	11.00%